Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2017
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Goodwill and other intangible assets

13. Goodwill and other intangible assets

	Goodwill $m	Brands $m	Software $m	Management contracts $m	Other intangibles $m	Total $m
Cost
At 1 January 2016	371	193	498	465	263	1,790

Additions	—	—	127	—	53	180
Capitalised interest	—	—	4	—	—	4
Disposals	—	—	(45)	—	(7)	(52)
Exchange and other adjustments	(1)	—	(1)	(21)	(13)	(36)

At 31 December 2016	370	193	583	444	296	1,886

Additions	—	—	168	—	73	241
Capitalised interest	—	—	6	—	—	6
Disposals	—	—	(14)	—	(3)	(17)
Exchange and other adjustments	7	—	2	22	10	41

At 31 December 2017	377	193	745	466	376	2,157

Amortisation and impairment
At 1 January 2016	(138)	—	(202)	(139)	(85)	(564)

Provided	—	—	(41)	(11)	(14)	(66)
System Fund expense	—	—	(26)	—	—	(26)
Disposals	—	—	45	—	3	48
Exchange and other adjustments	—	—	1	9	4	14

At 31 December 2016	(138)	—	(223)	(141)	(92)	(594)

Provided	—	—	(40)	(10)	(18)	(68)
System Fund expense	—	—	(30)	—	—	(30)
Disposals	—	—	14	—	2	16
Exchange and other adjustments	(2)	—	(2)	(8)	(2)	(14)

At 31 December 2017	(140)	—	(281)	(159)	(110)	(690)

Net book value
At 31 December 2017	237	193	464	307	266	1,467

At 31 December 2016	232	193	360	303	204	1,292

At 1 January 2016	233	193	296	326	178	1,226

Goodwill and brands

During 2015, the Group acquired Kimpton (see note 10) resulting in the recognition of goodwill of $167m and brands of $193m, together with management contracts of $71m.

The Kimpton brands are considered to have an indefinite life given their strong brand awareness and reputation in the upscale boutique hotel sector, and management’s commitment to continued investment in their growth. The brands are protected by trademarks and there are not believed to be any legal, regulatory or contractual provisions that limit the useful lives of the brands. In the hotel industry there are a number of brands that have existed for many years and IHG has brands that are over 60 years old.

The Group tests goodwill and indefinite life intangible assets for impairment annually, or more frequently if there are any indicators that an impairment may have arisen. The year-end carrying value of goodwill and indefinite life brands have been allocated to cash-generating units (CGUs) for impairment testing purposes as follows:

	2017		2016
	Goodwill $m	Brands $m	Goodwill $m	Brands $m
CGU
Americas Managed	63	193	63	193
Americas Franchised	37	—	37	—
Europe Managed	21	—	21	—
Europe Franchised	10	—	10	—
AMEA Managed and Franchised	106	—	101	—

	237	193	232	193

The recoverable amounts of the CGUs are determined from value in use calculations. These calculations include a three-year period using pre-tax cash flow forecasts derived from the most recent financial budgets approved by management, incorporating growth rates based on management’s past experience and industry growth forecasts. The key assumptions that underpin the financial budgets are RevPAR growth and net System size growth. Cash flows beyond the three-year period are extrapolated using terminal growth rates that do not exceed the average long-term growth rates for the relevant markets. A 10% contingency factor is applied to reduce all cash flow projections before being discounted using pre-tax rates that are based on the Group’s weighted average cost of capital adjusted to reflect the risks specific to the business model and territory of the CGU being tested.

The terminal growth rates and discount rates used, which are considered to be key assumptions, are as follows:

	Terminal growth rate		Discount rate
	2017%	2016%	2017%	2016%
Americas Managed	2.0	2.0	10.4	9.8
Americas Franchised	2.0	2.0	9.4	8.8
Europe Managed	2.0	2.0	10.8	9.3
Europe Franchised	2.0	2.0	9.8	8.4

AMEA Managed and Franchised	3.5	3.5	14.1	13.0

Impairment was not required at either 31 December 2017 or 31 December 2016.

Given the contingency factor applied to the cash flow projections and the significant amounts by which the recoverable amounts of the CGUs exceed their carrying amounts, management have determined that impairment charges would not arise from reasonably possible changes in the key assumptions.

Software

Software includes $234m relating to the development of the next-generation Guest Reservation System with Amadeus. The asset was not amortised during the year as the roll-out to hotels is expected to commence in 2018.

Substantially all software additions are internally developed.

Management contracts

In addition to the management contracts acquired with the Kimpton acquisition in 2015 (see note 10), management contracts relate to contract values recognised as part of the proceeds for hotels sold.

At 31 December 2017, the net book value and remaining amortisation period of the principal management contracts were as follows:

	2017		2016
	Net book value $m	Remaining amortisation period Years	Net book value $m	Remaining amortisation period Years
Hotel
InterContinental Hong Kong	61	35	62	36
InterContinental New York Barclay	37	46	38	47
InterContinental London Park Lane	31	45	29	46
InterContinental Paris – Le Grand	34	47	31	48

The weighted average remaining amortisation period for all management contracts is 30 years (2016: 31 years).